Condensed Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net loss (income)	$ (7,805)	$ (5,960)	$ (9)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation of property and equipment	65	4
(Reversal of) provision for expected credit losses	(410)	410
Share based compensations	3,312	3,810
Share of results of an associate	54	3
Loss on disposal of an associate	100
Impairment loss of long-term investments	290
Interest income from loan receivable	(26)	(26)
Change in operating assets and liabilities:
Change in refundable deposits	(1)	(288)
Change in prepaid expenses and other current assets	1,003	(1,763)
Change in amount due from a director		1
Change in amount due from a subsidiary	(544)
Change in accruals and other current liabilities	336	158
Change in operating lease liabilities	(24)	13
Change in amount due to a subsidiary	7	39	8
Cash used in operating activities	(3,643)	(3,599)	(1)
Cash flows from investing activities
Purchase of property and equipment	(82)	(128)
Purchase of long-term investments, net	(658)
Acquisition of an associate		(257)
Proceeds from disposal of an associate	50
Repayment of loan to a third party	1,010
Loan to a third party		(958)
Cash provided by (used in) investing activities	320	(1,343)
Cash flows from financing activities
Proceeds from shareholders’ contribution	1,000
Net proceeds from IPO		7,065
Proceeds from other borrowings	420
Advance to a subsidiary		(774)
Advance from directors	573	3	6
Cash provided by financing activities	1,993	6,294	6
Net change in cash and cash equivalents	(1,330)	1,352	5
Cash and cash equivalents at beginning of the year	1,357	5
Cash and cash equivalents at the end of the year	27	1,357	5
Supplemental schedule of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities		$ 1,044